Pension and Post-Retirement and Post-Employment Benefits - Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Detail) - Hydro One Inc. Pension Plan, Pension Plans Defined Benefit [Member] - CAD
CAD in Millions
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	CAD 7,774	CAD 7,683	CAD 7,535
ABO	7,094	7,020
Fair value of plan assets	CAD 6,874	CAD 6,731	CAD 6,299